UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Small Cap Core Fund

Class A: SZCAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.16%

Gross expense ratio as of the latest prospectus: 1.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 10.15% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

The Russell 3000® Index is a required broad-based index that represents the fund’s overall equity market.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

S&P SmallCap 600® Index seeks to measure the small-cap segment of the US equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Russell 2000® Index and the S&P SmallCap 600® Index are more narrowly based indices that reflect the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,775	$10,790	$10,563	$10,610
'15	$9,930	$10,850	$10,907	$10,894
'15	$9,357	$10,627	$10,359	$10,372
'16	$8,820	$10,027	$9,448	$9,733
'16	$8,919	$10,024	$9,448	$9,841
'16	$9,681	$10,730	$10,202	$10,648
'16	$9,861	$10,796	$10,362	$10,773
'16	$9,833	$10,990	$10,596	$10,952
'16	$9,833	$11,012	$10,589	$11,018
'16	$10,493	$11,449	$11,221	$11,579
'16	$10,538	$11,478	$11,420	$11,736
'16	$10,620	$11,496	$11,547	$11,812
'16	$10,202	$11,248	$10,998	$11,283
'16	$11,284	$11,751	$12,224	$12,699
'16	$11,638	$11,980	$12,567	$13,127
'17	$11,708	$12,206	$12,616	$13,075
'17	$11,819	$12,660	$12,860	$13,283
'17	$11,827	$12,668	$12,877	$13,267
'17	$12,012	$12,803	$13,018	$13,386
'17	$11,704	$12,934	$12,753	$13,101
'17	$12,185	$13,050	$13,194	$13,494
'17	$12,152	$13,296	$13,292	$13,624
'17	$11,983	$13,322	$13,123	$13,275
'17	$12,502	$13,647	$13,942	$14,298
'17	$12,535	$13,945	$14,061	$14,434
'17	$12,880	$14,368	$14,466	$14,942
'17	$12,969	$14,512	$14,407	$14,864
'18	$13,322	$15,277	$14,784	$15,240
'18	$12,495	$14,714	$14,211	$14,650
'18	$12,739	$14,418	$14,395	$14,948
'18	$12,961	$14,473	$14,520	$15,102
'18	$13,744	$14,882	$15,401	$16,078
'18	$13,962	$14,979	$15,511	$16,260
'18	$14,253	$15,476	$15,782	$16,773
'18	$14,671	$16,020	$16,462	$17,584
'18	$14,414	$16,046	$16,066	$17,026
'18	$12,730	$14,865	$14,321	$15,242
'18	$12,795	$15,162	$14,549	$15,471
'18	$11,107	$13,751	$12,821	$13,603
'19	$12,515	$14,931	$14,263	$15,050
'19	$13,060	$15,457	$15,004	$15,706
'19	$12,668	$15,682	$14,690	$15,182
'19	$12,921	$16,309	$15,189	$15,770
'19	$11,652	$15,253	$14,008	$14,394
'19	$12,571	$16,325	$14,998	$15,466
'19	$12,474	$16,567	$15,084	$15,642
'19	$11,629	$16,229	$14,340	$14,937
'19	$12,197	$16,514	$14,638	$15,435
'19	$12,432	$16,870	$15,024	$15,736
'19	$12,981	$17,511	$15,642	$16,218
'19	$13,492	$18,017	$16,093	$16,703
'20	$12,910	$17,997	$15,577	$16,039
'20	$11,793	$16,523	$14,266	$14,499
'20	$8,791	$14,251	$11,166	$11,251
'20	$9,904	$16,139	$12,700	$12,680
'20	$10,781	$17,002	$13,526	$13,226
'20	$10,975	$17,390	$14,004	$13,720
'20	$11,820	$18,378	$14,392	$14,284
'20	$12,185	$19,709	$15,203	$14,854
'20	$11,903	$18,992	$14,695	$14,156
'20	$12,254	$18,582	$15,003	$14,521
'20	$14,194	$20,842	$17,768	$17,160
'20	$15,437	$21,780	$19,305	$18,588
'21	$16,394	$21,683	$20,277	$19,757
'21	$18,003	$22,361	$21,541	$21,269
'21	$18,757	$23,162	$21,757	$21,978
'21	$19,390	$24,356	$22,214	$22,426
'21	$20,038	$24,467	$22,260	$22,891
'21	$20,357	$25,071	$22,691	$22,968
'21	$19,825	$25,495	$21,872	$22,420
'21	$20,699	$26,222	$22,361	$22,871
'21	$20,412	$25,045	$21,701	$22,315
'21	$21,199	$26,739	$22,625	$23,080
'21	$20,782	$26,332	$21,682	$22,552
'21	$21,740	$27,369	$22,166	$23,573
'22	$19,729	$25,759	$20,032	$21,860
'22	$20,054	$25,110	$20,246	$22,166
'22	$20,167	$25,924	$20,498	$22,248
'22	$19,286	$23,598	$18,466	$20,510
'22	$19,550	$23,566	$18,494	$20,893
'22	$17,901	$21,595	$16,973	$19,108
'22	$19,507	$23,621	$18,745	$21,021
'22	$19,093	$22,739	$18,362	$20,099
'22	$17,897	$20,630	$16,602	$18,113
'22	$19,135	$22,322	$18,430	$20,353
'22	$19,752	$23,487	$18,860	$21,201
'22	$18,748	$22,112	$17,636	$19,778
'23	$19,774	$23,635	$19,355	$21,656
'23	$19,831	$23,083	$19,028	$21,390
'23	$18,976	$23,700	$18,119	$20,286
'23	$18,748	$23,952	$17,793	$19,722
'23	$18,206	$24,046	$17,629	$19,377
'23	$19,175	$25,688	$19,062	$20,971
'23	$19,892	$26,608	$20,228	$22,127
'23	$19,669	$26,095	$19,216	$21,211
'23	$19,280	$24,852	$18,085	$19,939
'23	$18,923	$24,193	$16,851	$18,795
'23	$19,736	$26,449	$18,377	$20,349
'23	$21,147	$27,852	$20,622	$22,953
'24	$20,837	$28,160	$19,820	$22,047
'24	$21,262	$29,685	$20,940	$22,780
'24	$21,891	$30,642	$21,690	$23,518
'24	$20,689	$29,294	$20,163	$22,198
'24	$21,472	$30,678	$21,175	$23,317
'24	$20,842	$31,628	$20,979	$22,787
'24	$22,970	$32,216	$23,111	$25,247
'24	$22,535	$32,917	$22,765	$24,883
'24	$22,621	$33,598	$22,924	$25,095
'24	$22,497	$33,351	$22,593	$24,433
'24	$24,830	$35,570	$25,072	$27,105
'24	$23,188	$34,483	$23,001	$24,949
'25	$24,396	$35,571	$23,604	$25,676
'25	$23,657	$34,890	$22,342	$24,209
'25	$22,492	$32,854	$20,821	$22,722
'25	$22,352	$32,634	$20,340	$21,771
'25	$23,052	$34,703	$21,426	$22,909
'25	$23,874	$36,465	$22,591	$23,835
'25	$23,806	$37,269	$22,982	$24,056
'25	$25,256	$38,131	$24,624	$25,756
'25	$24,918	$39,447	$25,391	$26,008

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	10.15%	15.92%	10.21%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	3.82%	14.56%	9.56%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
S&P SmallCap 600® Index	3.64%	12.94%	10.03%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRA-A

R-102970-2 (11/25)

DWS Small Cap Core Fund

Class C: SZCCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.95%

Gross expense ratio as of the latest prospectus: 1.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 9.28% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

The Russell 3000® Index is a required broad-based index that represents the fund’s overall equity market.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

S&P SmallCap 600® Index seeks to measure the small-cap segment of the US equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Russell 2000® Index and the S&P SmallCap 600® Index are more narrowly based indices that reflect the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,368	$10,790	$10,563	$10,610
'15	$10,524	$10,850	$10,907	$10,894
'15	$9,913	$10,627	$10,359	$10,372
'16	$9,335	$10,027	$9,448	$9,733
'16	$9,437	$10,024	$9,448	$9,841
'16	$10,237	$10,730	$10,202	$10,648
'16	$10,419	$10,796	$10,362	$10,773
'16	$10,384	$10,990	$10,596	$10,952
'16	$10,374	$11,012	$10,589	$11,018
'16	$11,068	$11,449	$11,221	$11,579
'16	$11,108	$11,478	$11,420	$11,736
'16	$11,189	$11,496	$11,547	$11,812
'16	$10,738	$11,248	$10,998	$11,283
'16	$11,873	$11,751	$12,224	$12,699
'16	$12,238	$11,980	$12,567	$13,127
'17	$12,298	$12,206	$12,616	$13,075
'17	$12,410	$12,660	$12,860	$13,283
'17	$12,410	$12,668	$12,877	$13,267
'17	$12,597	$12,803	$13,018	$13,386
'17	$12,268	$12,934	$12,753	$13,101
'17	$12,759	$13,050	$13,194	$13,494
'17	$12,719	$13,296	$13,292	$13,624
'17	$12,536	$13,322	$13,123	$13,275
'17	$13,073	$13,647	$13,942	$14,298
'17	$13,094	$13,945	$14,061	$14,434
'17	$13,448	$14,368	$14,466	$14,942
'17	$13,534	$14,512	$14,407	$14,864
'18	$13,891	$15,277	$14,784	$15,240
'18	$13,020	$14,714	$14,211	$14,650
'18	$13,269	$14,418	$14,395	$14,948
'18	$13,491	$14,473	$14,520	$15,102
'18	$14,297	$14,882	$15,401	$16,078
'18	$14,519	$14,979	$15,511	$16,260
'18	$14,811	$15,476	$15,782	$16,773
'18	$15,233	$16,020	$16,462	$17,584
'18	$14,951	$16,046	$16,066	$17,026
'18	$13,199	$14,865	$14,321	$15,242
'18	$13,258	$15,162	$14,549	$15,471
'18	$11,498	$13,751	$12,821	$13,603
'19	$12,952	$14,931	$14,263	$15,050
'19	$13,508	$15,457	$15,004	$15,706
'19	$13,097	$15,682	$14,690	$15,182
'19	$13,346	$16,309	$15,189	$15,770
'19	$12,026	$15,253	$14,008	$14,394
'19	$12,970	$16,325	$14,998	$15,466
'19	$12,860	$16,567	$15,084	$15,642
'19	$11,985	$16,229	$14,340	$14,937
'19	$12,558	$16,514	$14,638	$15,435
'19	$12,796	$16,870	$15,024	$15,736
'19	$13,352	$17,511	$15,642	$16,218
'19	$13,871	$18,017	$16,093	$16,703
'20	$13,262	$17,997	$15,577	$16,039
'20	$12,104	$16,523	$14,266	$14,499
'20	$9,015	$14,251	$11,166	$11,251
'20	$10,151	$16,139	$12,700	$12,680
'20	$11,049	$17,002	$13,526	$13,226
'20	$11,240	$17,390	$14,004	$13,720
'20	$12,098	$18,378	$14,392	$14,284
'20	$12,463	$19,709	$15,203	$14,854
'20	$12,167	$18,992	$14,695	$14,156
'20	$12,515	$18,582	$15,003	$14,521
'20	$14,491	$20,842	$17,768	$17,160
'20	$15,748	$21,780	$19,305	$18,588
'21	$16,716	$21,683	$20,277	$19,757
'21	$18,344	$22,361	$21,541	$21,269
'21	$19,103	$23,162	$21,757	$21,978
'21	$19,734	$24,356	$22,214	$22,426
'21	$20,377	$24,467	$22,260	$22,891
'21	$20,690	$25,071	$22,691	$22,968
'21	$20,134	$25,495	$21,872	$22,420
'21	$21,003	$26,222	$22,361	$22,871
'21	$20,702	$25,045	$21,701	$22,315
'21	$21,484	$26,739	$22,625	$23,080
'21	$21,049	$26,332	$21,682	$22,552
'21	$22,005	$27,369	$22,166	$23,573
'22	$19,955	$25,759	$20,032	$21,860
'22	$20,269	$25,110	$20,246	$22,166
'22	$20,370	$25,924	$20,498	$22,248
'22	$19,469	$23,598	$18,466	$20,510
'22	$19,724	$23,566	$18,494	$20,893
'22	$18,047	$21,595	$16,973	$19,108
'22	$19,653	$23,621	$18,745	$21,021
'22	$19,226	$22,739	$18,362	$20,099
'22	$18,011	$20,630	$16,602	$18,113
'22	$19,250	$22,322	$18,430	$20,353
'22	$19,854	$23,487	$18,860	$21,201
'22	$18,830	$22,112	$17,636	$19,778
'23	$19,848	$23,635	$19,355	$21,656
'23	$19,896	$23,083	$19,028	$21,390
'23	$19,022	$23,700	$18,119	$20,286
'23	$18,783	$23,952	$17,793	$19,722
'23	$18,226	$24,046	$17,629	$19,377
'23	$19,190	$25,688	$19,062	$20,971
'23	$19,890	$26,608	$20,228	$22,127
'23	$19,650	$26,095	$19,216	$21,211
'23	$19,249	$24,852	$18,085	$19,939
'23	$18,884	$24,193	$16,851	$18,795
'23	$19,680	$26,449	$18,377	$20,349
'23	$21,069	$27,852	$20,622	$22,953
'24	$20,752	$28,160	$19,820	$22,047
'24	$21,159	$29,685	$20,940	$22,780
'24	$21,775	$30,642	$21,690	$23,518
'24	$20,566	$29,294	$20,163	$22,198
'24	$21,332	$30,678	$21,175	$23,317
'24	$20,692	$31,628	$20,979	$22,787
'24	$22,787	$32,216	$23,111	$25,247
'24	$22,338	$32,917	$22,765	$24,883
'24	$22,410	$33,598	$22,924	$25,095
'24	$22,272	$33,351	$22,593	$24,433
'24	$24,565	$35,570	$25,072	$27,105
'24	$22,926	$34,483	$23,001	$24,949
'25	$24,107	$35,571	$23,604	$25,676
'25	$23,356	$34,890	$22,342	$24,209
'25	$22,193	$32,854	$20,821	$22,722
'25	$22,041	$32,634	$20,340	$21,771
'25	$22,720	$34,703	$21,426	$22,909
'25	$23,514	$36,465	$22,591	$23,835
'25	$23,429	$37,269	$22,982	$24,056
'25	$24,841	$38,131	$24,624	$25,756
'25	$24,489	$39,447	$25,391	$26,008

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	9.28%	15.02%	9.37%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	8.28%	15.02%	9.37%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
S&P SmallCap 600® Index	3.64%	12.94%	10.03%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRA-C

R-102970-2 (11/25)

DWS Small Cap Core Fund

Class R6: SZCRX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.80%

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 10.52% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

The Russell 3000® Index is a required broad-based index that represents the fund’s overall equity market.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

S&P SmallCap 600® Index seeks to measure the small-cap segment of the US equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Russell 2000® Index and the S&P SmallCap 600® Index are more narrowly based indices that reflect the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class R6	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
6/1/16	$10,000	$10,000	$10,000	$10,000
6/30/16	$9,940	$10,021	$9,994	$10,061
7/31/16	$10,608	$10,418	$10,590	$10,573
8/31/16	$10,659	$10,445	$10,778	$10,716
9/30/16	$10,743	$10,461	$10,898	$10,785
10/31/16	$10,322	$10,235	$10,380	$10,302
11/30/16	$11,422	$10,693	$11,537	$11,595
12/31/16	$11,782	$10,902	$11,860	$11,986
1/31/17	$11,854	$11,107	$11,907	$11,938
2/28/17	$11,970	$11,520	$12,137	$12,128
3/31/17	$11,978	$11,528	$12,153	$12,114
4/30/17	$12,166	$11,650	$12,286	$12,223
5/31/17	$11,858	$11,769	$12,036	$11,963
6/30/17	$12,350	$11,875	$12,452	$12,321
7/31/17	$12,318	$12,099	$12,545	$12,440
8/31/17	$12,150	$12,123	$12,385	$12,121
9/30/17	$12,682	$12,418	$13,158	$13,056
10/31/17	$12,714	$12,689	$13,270	$13,179
11/30/17	$13,070	$13,074	$13,653	$13,643
12/31/17	$13,163	$13,205	$13,598	$13,572
1/31/18	$13,523	$13,901	$13,953	$13,916
2/28/18	$12,689	$13,389	$13,413	$13,377
3/31/18	$12,939	$13,120	$13,586	$13,649
4/30/18	$13,172	$13,170	$13,704	$13,790
5/31/18	$13,967	$13,542	$14,535	$14,681
6/30/18	$14,196	$13,630	$14,640	$14,847
7/31/18	$14,492	$14,083	$14,895	$15,315
8/31/18	$14,920	$14,577	$15,537	$16,056
9/30/18	$14,661	$14,601	$15,163	$15,546
10/31/18	$12,956	$13,526	$13,516	$13,917
11/30/18	$13,023	$13,797	$13,731	$14,126
12/31/18	$11,307	$12,513	$12,100	$12,421
1/31/19	$12,745	$13,587	$13,461	$13,742
2/28/19	$13,302	$14,065	$14,161	$14,340
3/31/19	$12,907	$14,270	$13,865	$13,863
4/30/19	$13,167	$14,840	$14,336	$14,400
5/31/19	$11,873	$13,880	$13,221	$13,143
6/30/19	$12,817	$14,855	$14,155	$14,122
7/31/19	$12,718	$15,075	$14,237	$14,282
8/31/19	$11,864	$14,768	$13,534	$13,638
9/30/19	$12,444	$15,027	$13,815	$14,093
10/31/19	$12,691	$15,351	$14,179	$14,368
11/30/19	$13,253	$15,934	$14,763	$14,808
12/31/19	$13,774	$16,394	$15,188	$15,251
1/31/20	$13,184	$16,376	$14,701	$14,645
2/29/20	$12,044	$15,036	$13,464	$13,238
3/31/20	$8,981	$12,968	$10,539	$10,274
4/30/20	$10,121	$14,685	$11,986	$11,578
5/31/20	$11,022	$15,471	$12,766	$12,077
6/30/20	$11,220	$15,825	$13,217	$12,528
7/31/20	$12,089	$16,723	$13,583	$13,043
8/31/20	$12,463	$17,935	$14,348	$13,563
9/30/20	$12,184	$17,282	$13,869	$12,925
10/31/20	$12,540	$16,909	$14,160	$13,259
11/30/20	$14,535	$18,966	$16,770	$15,668
12/31/20	$15,809	$19,819	$18,220	$16,972
1/31/21	$16,791	$19,731	$19,137	$18,040
2/28/21	$18,442	$20,347	$20,330	$19,420
3/31/21	$19,220	$21,077	$20,534	$20,068
4/30/21	$19,877	$22,163	$20,965	$20,476
5/31/21	$20,546	$22,264	$21,008	$20,902
6/30/21	$20,881	$22,813	$21,415	$20,972
7/31/21	$20,338	$23,199	$20,642	$20,471
8/31/21	$21,238	$23,861	$21,104	$20,884
9/30/21	$20,953	$22,790	$20,482	$20,376
10/31/21	$21,768	$24,331	$21,353	$21,074
11/30/21	$21,347	$23,961	$20,463	$20,592
12/31/21	$22,333	$24,905	$20,920	$21,524
1/31/22	$20,275	$23,439	$18,906	$19,960
2/28/22	$20,616	$22,849	$19,108	$20,239
3/31/22	$20,736	$23,590	$19,346	$20,314
4/30/22	$19,838	$21,473	$17,428	$18,728
5/31/22	$20,114	$21,444	$17,455	$19,077
6/30/22	$18,420	$19,650	$16,019	$17,447
7/31/22	$20,078	$21,494	$17,692	$19,194
8/31/22	$19,659	$20,692	$17,330	$18,352
9/30/22	$18,434	$18,773	$15,669	$16,539
10/31/22	$19,718	$20,312	$17,394	$18,584
11/30/22	$20,358	$21,373	$17,800	$19,358
12/31/22	$19,328	$20,121	$16,645	$18,059
1/31/23	$20,390	$21,507	$18,267	$19,774
2/28/23	$20,455	$21,004	$17,959	$19,531
3/31/23	$19,580	$21,566	$17,101	$18,523
4/30/23	$19,352	$21,796	$16,793	$18,008
5/31/23	$18,797	$21,880	$16,638	$17,692
6/30/23	$19,808	$23,375	$17,991	$19,149
7/31/23	$20,553	$24,212	$19,091	$20,204
8/31/23	$20,325	$23,745	$18,136	$19,367
9/30/23	$19,929	$22,614	$17,068	$18,206
10/31/23	$19,570	$22,014	$15,904	$17,162
11/30/23	$20,413	$24,067	$17,344	$18,581
12/31/23	$21,880	$25,344	$19,463	$20,958
1/31/24	$21,570	$25,625	$18,706	$20,131
2/29/24	$22,011	$27,012	$19,763	$20,800
3/31/24	$22,673	$27,883	$20,471	$21,474
4/30/24	$21,434	$26,656	$19,030	$20,269
5/31/24	$22,251	$27,916	$19,985	$21,291
6/30/24	$21,603	$28,780	$19,800	$20,806
7/31/24	$23,819	$29,315	$21,812	$23,053
8/31/24	$23,373	$29,953	$21,486	$22,721
9/30/24	$23,471	$30,573	$21,636	$22,914
10/31/24	$23,345	$30,348	$21,323	$22,310
11/30/24	$25,776	$32,367	$23,662	$24,749
12/31/24	$24,076	$31,378	$21,708	$22,781
1/31/25	$25,340	$32,368	$22,277	$23,444
2/28/25	$24,582	$31,748	$21,086	$22,105
3/31/25	$23,379	$29,896	$19,651	$20,747
4/30/25	$23,236	$29,695	$19,197	$19,878
5/31/25	$23,976	$31,578	$20,222	$20,918
6/30/25	$24,835	$33,182	$21,321	$21,764
7/31/25	$24,773	$33,913	$21,691	$21,966
8/31/25	$26,290	$34,698	$23,240	$23,517
9/30/25	$25,942	$35,895	$23,963	$23,747

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 6/1/16
Class R6 No Sales Charge	10.52%	16.32%	10.76%
Russell 3000® Index	17.41%	15.74%	14.68%
Russell 2000® Index	10.76%	11.56%	9.82%
S&P SmallCap 600® Index	3.64%	12.94%	9.71%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRA-R6

R-102970-2 (11/25)

DWS Small Cap Core Fund

Class S: SSLCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$95	0.90%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 10.43% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

The Russell 3000® Index is a required broad-based index that represents the fund’s overall equity market.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

S&P SmallCap 600® Index seeks to measure the small-cap segment of the US equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Russell 2000® Index and the S&P SmallCap 600® Index are more narrowly based indices that reflect the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,378	$10,790	$10,563	$10,610
'15	$10,543	$10,850	$10,907	$10,894
'15	$9,935	$10,627	$10,359	$10,372
'16	$9,367	$10,027	$9,448	$9,733
'16	$9,475	$10,024	$9,448	$9,841
'16	$10,285	$10,730	$10,202	$10,648
'16	$10,478	$10,796	$10,362	$10,773
'16	$10,453	$10,990	$10,596	$10,952
'16	$10,453	$11,012	$10,589	$11,018
'16	$11,154	$11,449	$11,221	$11,579
'16	$11,208	$11,478	$11,420	$11,736
'16	$11,296	$11,496	$11,547	$11,812
'16	$10,853	$11,248	$10,998	$11,283
'16	$12,010	$11,751	$12,224	$12,699
'16	$12,388	$11,980	$12,567	$13,127
'17	$12,463	$12,206	$12,616	$13,075
'17	$12,585	$12,660	$12,860	$13,283
'17	$12,593	$12,668	$12,877	$13,267
'17	$12,791	$12,803	$13,018	$13,386
'17	$12,467	$12,934	$12,753	$13,101
'17	$12,984	$13,050	$13,194	$13,494
'17	$12,951	$13,296	$13,292	$13,624
'17	$12,774	$13,322	$13,123	$13,275
'17	$13,329	$13,647	$13,942	$14,298
'17	$13,362	$13,945	$14,061	$14,434
'17	$13,736	$14,368	$14,466	$14,942
'17	$13,833	$14,512	$14,407	$14,864
'18	$14,211	$15,277	$14,784	$15,240
'18	$13,331	$14,714	$14,211	$14,650
'18	$13,593	$14,418	$14,395	$14,948
'18	$13,837	$14,473	$14,520	$15,102
'18	$14,673	$14,882	$15,401	$16,078
'18	$14,909	$14,979	$15,511	$16,260
'18	$15,224	$15,476	$15,782	$16,773
'18	$15,673	$16,020	$16,462	$17,584
'18	$15,398	$16,046	$16,066	$17,026
'18	$13,602	$14,865	$14,321	$15,242
'18	$13,673	$15,162	$14,549	$15,471
'18	$11,872	$13,751	$12,821	$13,603
'19	$13,380	$14,931	$14,263	$15,050
'19	$13,965	$15,457	$15,004	$15,706
'19	$13,550	$15,682	$14,690	$15,182
'19	$13,823	$16,309	$15,189	$15,770
'19	$12,461	$15,253	$14,008	$14,394
'19	$13,451	$16,325	$14,998	$15,466
'19	$13,347	$16,567	$15,084	$15,642
'19	$12,447	$16,229	$14,340	$14,937
'19	$13,055	$16,514	$14,638	$15,435
'19	$13,309	$16,870	$15,024	$15,736
'19	$13,903	$17,511	$15,642	$16,218
'19	$14,450	$18,017	$16,093	$16,703
'20	$13,831	$17,997	$15,577	$16,039
'20	$12,632	$16,523	$14,266	$14,499
'20	$9,418	$14,251	$11,166	$11,251
'20	$10,612	$16,139	$12,700	$12,680
'20	$11,556	$17,002	$13,526	$13,226
'20	$11,769	$17,390	$14,004	$13,720
'20	$12,675	$18,378	$14,392	$14,284
'20	$13,067	$19,709	$15,203	$14,854
'20	$12,769	$18,992	$14,695	$14,156
'20	$13,147	$18,582	$15,003	$14,521
'20	$15,234	$20,842	$17,768	$17,160
'20	$16,566	$21,780	$19,305	$18,588
'21	$17,594	$21,683	$20,277	$19,757
'21	$19,324	$22,361	$21,541	$21,269
'21	$20,143	$23,162	$21,757	$21,978
'21	$20,825	$24,356	$22,214	$22,426
'21	$21,526	$24,467	$22,260	$22,891
'21	$21,872	$25,071	$22,691	$22,968
'21	$21,304	$25,495	$21,872	$22,420
'21	$22,246	$26,222	$22,361	$22,871
'21	$21,943	$25,045	$21,701	$22,315
'21	$22,796	$26,739	$22,625	$23,080
'21	$22,351	$26,332	$21,682	$22,552
'21	$23,383	$27,369	$22,166	$23,573
'22	$21,229	$25,759	$20,032	$21,860
'22	$21,581	$25,110	$20,246	$22,166
'22	$21,706	$25,924	$20,498	$22,248
'22	$20,766	$23,598	$18,466	$20,510
'22	$21,055	$23,566	$18,494	$20,893
'22	$19,281	$21,595	$16,973	$19,108
'22	$21,017	$23,621	$18,745	$21,021
'22	$20,573	$22,739	$18,362	$20,099
'22	$19,291	$20,630	$16,602	$18,113
'22	$20,631	$22,322	$18,430	$20,353
'22	$21,301	$23,487	$18,860	$21,201
'22	$20,221	$22,112	$17,636	$19,778
'23	$21,331	$23,635	$19,355	$21,656
'23	$21,400	$23,083	$19,028	$21,390
'23	$20,479	$23,700	$18,119	$20,286
'23	$20,235	$23,952	$17,793	$19,722
'23	$19,660	$24,046	$17,629	$19,377
'23	$20,708	$25,688	$19,062	$20,971
'23	$21,487	$26,608	$20,228	$22,127
'23	$21,249	$26,095	$19,216	$21,211
'23	$20,834	$24,852	$18,085	$19,939
'23	$20,454	$24,193	$16,851	$18,795
'23	$21,331	$26,449	$18,377	$20,349
'23	$22,865	$27,852	$20,622	$22,953
'24	$22,536	$28,160	$19,820	$22,047
'24	$22,998	$29,685	$20,940	$22,780
'24	$23,684	$30,642	$21,690	$23,518
'24	$22,389	$29,294	$20,163	$22,198
'24	$23,243	$30,678	$21,175	$23,317
'24	$22,566	$31,628	$20,979	$22,787
'24	$24,872	$32,216	$23,111	$25,247
'24	$24,406	$32,917	$22,765	$24,883
'24	$24,504	$33,598	$22,924	$25,095
'24	$24,371	$33,351	$22,593	$24,433
'24	$26,907	$35,570	$25,072	$27,105
'24	$25,131	$34,483	$23,001	$24,949
'25	$26,451	$35,571	$23,604	$25,676
'25	$25,654	$34,890	$22,342	$24,209
'25	$24,394	$32,854	$20,821	$22,722
'25	$24,245	$32,634	$20,340	$21,771
'25	$25,012	$34,703	$21,426	$22,909
'25	$25,913	$36,465	$22,591	$23,835
'25	$25,838	$37,269	$22,982	$24,056
'25	$27,422	$38,131	$24,624	$25,756
'25	$27,059	$39,447	$25,391	$26,008

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	10.43%	16.21%	10.47%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
S&P SmallCap 600® Index	3.64%	12.94%	10.03%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRA-S

R-102970-2 (11/25)

DWS Small Cap Core Fund

Institutional Class: SZCIX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.87%

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 10.46% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based indices, the Russell 2000® Index and the S&P SmallCap 600® Index, returned 10.76% and 3.64%, respectively.

The Fund performed roughly in line with the Russell 2000® Index for the year. Positive stock selection helped offset a challenging market environment for the Fund’s intrinsic value investment process, for which relative performance is correlated with company fundamentals such as free cash flow yield and return on invested capital. It is worth noting that for the period ended September 30, 2025, the Fund outperformed the S&P SmallCap 600® Index. This is important because the S&P 600 has outperformed the Russell 2000 over the long term due to its higher quality admission criteria.

Leading individual contributors to relative performance included Stride, Inc. (4.6%), a digital education company, The Bancorp, Inc. (5.4%), a bank that provides banking-as-a-service to consumer facing fintech partners, and Ligand Pharmaceuticals, Inc. (4.4%), a biopharmaceutical royalty company. Stride continues to benefit from steady enrollment growth in its K–12 programs. The company increasingly appears to be the beneficiary of a structural shift toward online forms of primary and secondary education. The Bancorp is growing strongly alongside its fintech customers’ programs, leading to high levels of profitability. Ligand performed well as the sales outlook for several of its partnered treatment assets improved substantially, accelerating Ligand’s future earnings trajectory.

The most significant individual detractors from relative performance included Lantheus Holdings, Inc. (0.6%), Builders FirstSource, Inc. (0.9%), and Alight, Inc. (0.1%). Lantheus shares declined due to pricing pressure in the market for its prostate cancer radiodiagnostic treatment. While the Fund trimmed exposure to the stock during the period, it maintained a position on a positive view of the company’s long-term outlook. Results for building products distributor Builders FirstSource suffered due to weakness in residential construction. The Fund maintained a position on the view that there is a strong secular outlook for building products and Builders FirstSource has deep competitive advantages in distribution. Alight, a human resources benefits provider, declined on disappointing results due to subpar commercial execution. The Fund trimmed the position while maintaining exposure as the stock now appears oversold and attractively valued considering Alight’s stable and recurring revenue stream.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

The Russell 3000® Index is a required broad-based index that represents the fund’s overall equity market.

Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 7% of the total market capitalization of that index, as of the most recent reconstitution. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

S&P SmallCap 600® Index seeks to measure the small-cap segment of the US equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Russell 2000® Index and the S&P SmallCap 600® Index are more narrowly based indices that reflect the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	Russell 3000® Index	Russell 2000® Index	S&P SmallCap 600® Index
6/1/16	$994,043	$1,002,056	$999,370	$1,006,071
7/31/16	$1,060,763	$1,041,825	$1,059,039	$1,057,286
8/31/16	$1,065,925	$1,044,482	$1,077,767	$1,071,628
9/30/16	$1,074,265	$1,046,124	$1,089,771	$1,078,520
10/31/16	$1,032,168	$1,023,491	$1,037,963	$1,030,249
11/30/16	$1,142,176	$1,069,294	$1,153,708	$1,159,541
12/31/16	$1,178,219	$1,090,159	$1,186,034	$1,198,602
1/31/17	$1,185,415	$1,110,678	$1,190,712	$1,193,834
2/28/17	$1,197,010	$1,151,986	$1,213,691	$1,212,839
3/31/17	$1,197,809	$1,152,770	$1,215,279	$1,211,355
4/30/17	$1,217,000	$1,164,989	$1,228,606	$1,222,285
5/31/17	$1,186,215	$1,176,911	$1,203,611	$1,196,280
6/30/17	$1,234,991	$1,187,532	$1,245,218	$1,232,091
7/31/17	$1,232,192	$1,209,923	$1,254,469	$1,244,025
8/31/17	$1,215,401	$1,212,254	$1,238,510	$1,212,113
9/30/17	$1,268,175	$1,241,818	$1,315,804	$1,305,551
10/31/17	$1,271,373	$1,268,917	$1,327,020	$1,317,936
11/30/17	$1,307,355	$1,307,448	$1,365,264	$1,364,325
12/31/17	$1,316,168	$1,320,516	$1,359,754	$1,357,230
1/31/18	$1,352,164	$1,390,121	$1,395,290	$1,391,567
2/28/18	$1,269,162	$1,338,882	$1,341,262	$1,337,683
3/31/18	$1,294,148	$1,312,005	$1,358,609	$1,364,914
4/30/18	$1,317,015	$1,316,992	$1,370,355	$1,378,986
5/31/18	$1,396,629	$1,354,171	$1,453,536	$1,468,053
6/30/18	$1,419,497	$1,363,027	$1,463,952	$1,484,652
7/31/18	$1,449,140	$1,408,260	$1,489,466	$1,531,533
8/31/18	$1,491,912	$1,457,715	$1,553,677	$1,605,579
9/30/18	$1,466,079	$1,460,128	$1,516,308	$1,554,616
10/31/18	$1,295,418	$1,352,615	$1,351,612	$1,391,704
11/30/18	$1,302,194	$1,379,706	$1,373,096	$1,412,641
12/31/18	$1,130,322	$1,251,298	$1,209,991	$1,242,113
1/31/19	$1,274,083	$1,358,702	$1,346,113	$1,374,219
2/28/19	$1,330,239	$1,406,486	$1,416,094	$1,434,047
3/31/19	$1,290,256	$1,427,023	$1,386,456	$1,386,279
4/30/19	$1,316,312	$1,484,007	$1,433,555	$1,439,980
5/31/19	$1,186,927	$1,387,974	$1,322,064	$1,314,295
6/30/19	$1,281,271	$1,485,461	$1,415,504	$1,412,164
7/31/19	$1,271,387	$1,507,542	$1,423,654	$1,428,216
8/31/19	$1,185,580	$1,476,810	$1,353,362	$1,363,831
9/30/19	$1,243,983	$1,502,729	$1,381,521	$1,409,347
10/31/19	$1,268,242	$1,535,078	$1,417,905	$1,436,794
11/30/19	$1,324,399	$1,593,429	$1,476,273	$1,480,828
12/31/19	$1,376,734	$1,639,437	$1,518,841	$1,525,092
1/31/20	$1,317,757	$1,637,646	$1,470,129	$1,464,525
2/29/20	$1,203,854	$1,503,567	$1,346,370	$1,323,844
3/31/20	$897,713	$1,296,800	$1,053,851	$1,027,354
4/30/20	$1,011,166	$1,468,548	$1,198,602	$1,157,817
5/31/20	$1,101,657	$1,547,084	$1,276,601	$1,207,690
6/30/20	$1,121,466	$1,582,453	$1,321,726	$1,252,797
7/31/20	$1,208,356	$1,672,310	$1,358,309	$1,304,285
8/31/20	$1,245,273	$1,793,459	$1,434,841	$1,356,336
9/30/20	$1,217,361	$1,728,157	$1,386,913	$1,292,535
10/31/20	$1,252,927	$1,690,858	$1,415,960	$1,325,887
11/30/20	$1,451,919	$1,896,556	$1,676,957	$1,566,835
12/31/20	$1,579,365	$1,981,878	$1,822,015	$1,697,232
1/31/21	$1,677,454	$1,973,063	$1,913,703	$1,803,958
2/28/21	$1,842,442	$2,034,735	$2,032,975	$1,942,014
3/31/21	$1,920,190	$2,107,666	$2,053,394	$2,006,751
4/30/21	$1,985,733	$2,216,315	$2,096,513	$2,047,646
5/31/21	$2,052,633	$2,226,432	$2,100,835	$2,090,159
6/30/21	$2,085,630	$2,281,333	$2,141,538	$2,097,159
7/31/21	$2,031,388	$2,319,912	$2,064,210	$2,047,107
8/31/21	$2,121,340	$2,386,071	$2,110,383	$2,088,359
9/30/21	$2,092,410	$2,279,013	$2,048,159	$2,037,574
10/31/21	$2,173,322	$2,433,130	$2,135,286	$2,107,382
11/30/21	$2,131,284	$2,396,095	$2,046,309	$2,059,187
12/31/21	$2,229,834	$2,490,450	$2,092,020	$2,152,423
1/31/22	$2,023,776	$2,343,921	$1,890,614	$1,996,046
2/28/22	$2,057,813	$2,284,879	$1,910,796	$2,023,938
3/31/22	$2,069,771	$2,358,992	$1,934,578	$2,031,404
4/30/22	$1,980,081	$2,147,291	$1,742,843	$1,872,779
5/31/22	$2,007,678	$2,144,412	$1,745,477	$1,907,703
6/30/22	$1,838,417	$1,965,013	$1,601,924	$1,744,686
7/31/22	$2,003,999	$2,149,367	$1,769,169	$1,919,393
8/31/22	$1,962,143	$2,069,154	$1,732,967	$1,835,199
9/30/22	$1,839,797	$1,877,283	$1,566,887	$1,653,890
10/31/22	$1,967,663	$2,031,231	$1,739,384	$1,858,399
11/30/22	$2,031,596	$2,137,254	$1,780,012	$1,935,845
12/31/22	$1,928,620	$2,012,110	$1,664,485	$1,805,920
1/31/23	$2,035,120	$2,150,689	$1,826,716	$1,977,364
2/28/23	$2,041,166	$2,100,421	$1,795,861	$1,953,074
3/31/23	$1,953,734	$2,156,585	$1,710,055	$1,852,300
4/30/23	$1,930,945	$2,179,562	$1,679,311	$1,800,818
5/31/23	$1,875,603	$2,188,042	$1,663,798	$1,769,246
6/30/23	$1,976,057	$2,337,453	$1,799,068	$1,914,867
7/31/23	$2,050,002	$2,421,243	$1,909,087	$2,020,367
8/31/23	$2,027,214	$2,374,504	$1,813,579	$1,936,735
9/30/23	$1,987,683	$2,261,396	$1,706,810	$1,820,560
10/31/23	$1,951,873	$2,201,449	$1,590,407	$1,716,150
11/30/23	$2,035,585	$2,406,730	$1,734,354	$1,858,069
12/31/23	$2,181,892	$2,534,388	$1,946,264	$2,095,817
1/31/24	$2,150,508	$2,562,476	$1,870,567	$2,013,099
2/29/24	$2,195,008	$2,701,184	$1,976,332	$2,080,014
3/31/24	$2,260,587	$2,788,317	$2,047,083	$2,147,392
4/30/24	$2,136,924	$2,665,626	$1,903,004	$2,026,879
5/31/24	$2,218,429	$2,791,569	$1,998,472	$2,129,089
6/30/24	$2,153,787	$2,877,989	$1,979,986	$2,080,639
7/31/24	$2,373,944	$2,931,488	$2,181,151	$2,305,252
8/31/24	$2,329,444	$2,995,303	$2,148,569	$2,272,057
9/30/24	$2,339,281	$3,057,263	$2,163,585	$2,291,380
10/31/24	$2,326,634	$3,034,812	$2,132,335	$2,230,969
11/30/24	$2,568,806	$3,236,700	$2,366,239	$2,474,940
12/31/24	$2,399,271	$3,137,769	$2,170,821	$2,278,080
1/31/25	$2,524,873	$3,236,823	$2,227,738	$2,344,414
2/28/25	$2,448,751	$3,174,793	$2,108,578	$2,210,513
3/31/25	$2,328,859	$2,989,606	$1,965,050	$2,074,736
4/30/25	$2,314,586	$2,969,549	$1,919,653	$1,987,840
5/31/25	$2,388,329	$3,157,777	$2,022,163	$2,091,812
6/30/25	$2,473,966	$3,318,201	$2,132,072	$2,176,385
7/31/25	$2,467,306	$3,391,276	$2,169,057	$2,196,563
8/31/25	$2,618,598	$3,469,757	$2,324,030	$2,351,730
9/30/25	$2,583,867	$3,589,503	$2,396,338	$2,374,745

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 6/1/16
Institutional Class No Sales Charge	10.46%	16.24%	10.71%
Russell 3000® Index	17.41%	15.74%	14.68%
Russell 2000® Index	10.76%	11.56%	9.82%
S&P SmallCap 600® Index	3.64%	12.94%	9.71%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,043,202,578
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	5,559,750

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	93%
Cash Equivalents	7%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	17%
Health Care	15%
Consumer Discretionary	10%
Information Technology	7%
Energy	6%
Communication Services	6%
Consumer Staples	6%
Real Estate	4%
Utilities	4%

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
The Bancorp, Inc.	5.4%
Stride, Inc.	4.6%
Ligand Pharmaceuticals, Inc.	4.4%
Kyndryl Holdings, Inc.	2.9%
Cantaloupe, Inc.	2.1%
NEXTracker, Inc.	2.0%
Essent Group Ltd.	1.9%
RadNet, Inc.	1.8%
Rush Enterprises, Inc.	1.8%
Chart Industries, Inc.	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRA-I

R-102970-2 (11/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Small Cap Core Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended September 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$40,764	$0	$5,969	$0
2024	$40,764	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended September 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$881,203	$0
2024	$0	$492,566	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended September 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$5,969	$881,203	$0	$887,172
2024	$5,969	$492,566	$0	$498,535

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2025
Annual Financial Statements and Other Information
DWS Small Cap Core Fund

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
34	Tax Information
35	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Small Cap Core Fund

Investment Portfolioas of September 30, 2025

	Shares	Value ($)
Common Stocks 93.1%
Communication Services 5.6%
Diversified Telecommunication Services 3.7%
AST SpaceMobile, Inc.*	100,000	4,908,000
IDT Corp. “B”	315,341	16,495,487
Liberty Latin America Ltd. “C” *	2,000,000	16,880,000
		38,283,487
Interactive Media & Services 1.5%
Match Group, Inc.	450,000	15,894,000
Media 0.4%
Thryv Holdings, Inc.*	330,527	3,986,156
Consumer Discretionary 9.7%
Diversified Consumer Services 5.7%
Grand Canyon Education, Inc.*	50,000	10,976,000
Stride, Inc.*	325,000	48,405,500
		59,381,500
Hotels, Restaurants & Leisure 0.8%
Brightstar Lottery PLC	425,000	7,331,250
Sweetgreen, Inc. “A” * (a)	167,600	1,337,448
		8,668,698
Household Durables 1.7%
Installed Building Products, Inc. (a)	55,000	13,566,300
Meritage Homes Corp.	60,000	4,345,800
		17,912,100
Leisure Products 0.9%
Peloton Interactive, Inc. “A” *	1,000,000	9,000,000
Specialty Retail 0.6%
Camping World Holdings, Inc. “A”	100,000	1,579,000
Group 1 Automotive, Inc.	10,000	4,375,100
		5,954,100
Consumer Staples 5.5%
Consumer Staples Distribution & Retail 1.4%
Sprouts Farmers Market, Inc.*	135,000	14,688,000
Food Products 4.1%
Cal-Maine Foods, Inc.	75,000	7,057,500
John B. Sanfilippo & Son, Inc.	202,682	13,028,399
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	3

	Shares	Value ($)
Marzetti Co.	50,000	8,639,500
Post Holdings, Inc.*	135,000	14,509,800
		43,235,199
Energy 6.0%
Energy Equipment & Services 0.9%
Noble Corp. PLC	350,000	9,898,000
Oil, Gas & Consumable Fuels 5.1%
Antero Resources Corp.*	250,000	8,390,000
California Resources Corp.	160,000	8,508,800
CNX Resources Corp.*	32,948	1,058,290
Core Natural Resources, Inc.	100,000	8,348,000
Crescent Energy Co. “A”	1,200,000	10,704,000
Northern Oil and Gas, Inc. (a)	225,000	5,580,000
Peabody Energy Corp.	400,000	10,608,000
		53,197,090
Financials 17.1%
Banks 9.6%
Cadence Bank	172,500	6,475,650
First BanCorp.	475,000	10,473,750
OFG Bancorp. (a)	340,000	14,786,600
Pathward Financial, Inc. (a)	115,000	8,511,150
The Bancorp, Inc.*	750,000	56,167,500
UMB Financial Corp.	35,000	4,142,250
		100,556,900
Capital Markets 0.5%
Moelis & Co. “A”	65,000	4,635,800
Financial Services 5.8%
Cantaloupe, Inc.*	2,024,560	21,399,599
Essent Group Ltd.	315,000	20,021,400
Shift4 Payments, Inc. “A” * (a)	165,000	12,771,000
Walker & Dunlop, Inc.	75,000	6,271,500
		60,463,499
Insurance 1.2%
Selective Insurance Group, Inc.	160,000	12,971,200
Health Care 14.9%
Health Care Equipment & Supplies 1.2%
ClearPoint Neuro, Inc.*	121,531	2,648,161
The accompanying notes are an integral part of the financial statements.

4	|	DWS Small Cap Core Fund

	Shares	Value ($)
Establishment Labs Holdings, Inc.* (a)	100,000	4,099,000
Lantheus Holdings, Inc.*	115,000	5,898,350
		12,645,511
Health Care Providers & Services 5.9%
Brookdale Senior Living, Inc.*	1,200,000	10,164,000
Molina Healthcare, Inc.*	18,000	3,444,480
Option Care Health, Inc.*	425,000	11,798,000
Owens & Minor, Inc.*	125,000	600,000
RadNet, Inc.*	250,000	19,052,500
Talkspace, Inc.*	6,101,403	16,839,872
		61,898,852
Life Sciences Tools & Services 0.5%
Charles River Laboratories International, Inc.*	30,000	4,693,800
Pharmaceuticals 7.3%
Avadel Pharmaceuticals PLC* (a)	568,880	8,686,797
Axsome Therapeutics, Inc.*	60,000	7,287,000
Ligand Pharmaceuticals, Inc.*	260,000	46,056,400
Nektar Therapeutics*	90,000	5,121,000
Pacira BioSciences, Inc.*	349,906	9,017,078
		76,168,275
Industrials 18.9%
Aerospace & Defense 0.9%
Ducommun, Inc.*	95,000	9,132,350
Building Products 0.9%
Builders FirstSource, Inc.*	80,000	9,700,000
Commercial Services & Supplies 5.0%
CECO Environmental Corp.*	100,000	5,120,000
Pitney Bowes, Inc. (a)	1,400,000	15,974,000
The Brink’s Co.	151,000	17,645,860
The GEO Group, Inc.*	650,000	13,318,500
		52,058,360
Construction & Engineering 1.2%
IES Holdings, Inc.* (a)	30,000	11,929,500
Electrical Equipment 3.0%
NEXTracker, Inc. “A” *	275,000	20,347,250
Powell Industries, Inc.	20,000	6,096,200
Thermon Group Holdings, Inc.*	175,000	4,676,000
		31,119,450
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	5

	Shares	Value ($)
Machinery 1.7%
Chart Industries, Inc.*	90,000	18,013,500
Professional Services 2.9%
Alight, Inc. “A”	400,000	1,304,000
CBIZ, Inc.* (a)	200,000	10,592,000
Maximus, Inc.	70,000	6,395,900
Mistras Group, Inc.*	202,800	1,995,552
Science Applications International Corp. (a)	100,000	9,937,000
		30,224,452
Trading Companies & Distributors 3.3%
FTAI Aviation Ltd.	40,000	6,674,400
Rush Enterprises, Inc. “A” (a)	350,000	18,714,500
Titan Machinery, Inc.*	550,000	9,207,000
		34,595,900
Information Technology 7.3%
Communications Equipment 0.6%
Calix, Inc.*	100,000	6,137,000
Electronic Equipment, Instruments & Components 0.2%
Ouster, Inc.*	70,000	1,893,500
IT Services 3.1%
Applied Digital Corp.*	110,000	2,523,400
Kyndryl Holdings, Inc.*	1,000,000	30,030,000
		32,553,400
Semiconductors & Semiconductor Equipment 0.6%
Kulicke & Soffa Industries, Inc.	110,000	4,470,400
NVE Corp. (a)	25,000	1,631,750
		6,102,150
Software 2.8%
Agilysys, Inc.*	115,000	12,103,750
Box, Inc. “A” *	275,000	8,874,250
Clearwater Analytics Holdings, Inc. “A” *	250,000	4,505,000
Intapp, Inc.*	110,000	4,499,000
		29,982,000
Real Estate 4.2%
Residential REITs 0.5%
Veris Residential, Inc.	343,847	5,226,474
The accompanying notes are an integral part of the financial statements.

6	|	DWS Small Cap Core Fund

	Shares	Value ($)
Retail REITs 1.9%
Agree Realty Corp.	175,000	12,432,000
Phillips Edison & Co., Inc.	200,000	6,866,000
		19,298,000
Specialized REITs 1.8%
Farmland Partners, Inc.	850,000	9,248,000
Four Corners Property Trust, Inc.	315,000	7,686,000
PotlatchDeltic Corp.	46,000	1,874,500
		18,808,500
Utilities 3.9%
Electric Utilities 2.9%
IDACORP, Inc. (a)	100,000	13,215,000
Portland General Electric Co.	55,000	2,420,000
TXNM Energy, Inc.	250,000	14,137,500
		29,772,500
Gas Utilities 0.4%
MDU Resources Group, Inc.	231,543	4,123,781
Water Utilities 0.6%
American States Water Co.	90,000	6,598,800
Total Common Stocks (Cost $656,917,132)		971,401,784
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $0)		0
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (d) (e) (Cost $22,142,978)	22,142,978	22,142,978
Cash Equivalents 6.6%
DWS Central Cash Management Government Fund, 4.18% (d) (Cost $68,507,145)	68,507,145	68,507,145

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	7

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $747,567,255)	101.8	1,062,051,907
Other Assets and Liabilities, Net	(1.8)	(18,849,329)
Net Assets	100.0	1,043,202,578
A summary of the Fund’s transactions with affiliated investments during the year ended September 30, 2025 are as follows:
Value ($) at 9/30/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (d) (e)
5,325,875	16,817,103 (f)	—	—	—	44,947	—	22,142,978	22,142,978
Cash Equivalents 6.6%
DWS Central Cash Management Government Fund, 4.18% (d)
89,504,801	233,987,422	254,985,078	—	—	2,736,733	—	68,507,145	68,507,145
94,830,676	250,804,525	254,985,078	—	—	2,781,680	—	90,650,123	90,650,123

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $114,797,646, which is 11.0% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $95,320,913.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended September 30, 2025.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

8	|	DWS Small Cap Core Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$971,401,784	$—	$—	$971,401,784
Other Investments	—	—	0	0
Short-Term Investments (a)	90,650,123	—	—	90,650,123
Total	$1,062,051,907	$—	$0	$1,062,051,907

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	9

Statement of Assets and Liabilities
as of September 30, 2025

Assets
Investments in non-affiliated securities, at value (cost $656,917,132) — including $114,797,646 of securities loaned	$971,401,784
Investment in DWS Government & Agency Securities Portfolio (cost $22,142,978)*	22,142,978
Investment in DWS Central Cash Management Government Fund (cost $68,507,145)	68,507,145
Cash	20,313
Foreign currency, at value (cost $70)	71
Receivable for Fund shares sold	5,572,439
Dividends receivable	535,226
Affiliated securities lending income receivable	9,843
Other assets	36,277
Total assets	1,068,226,076
Liabilities
Payable upon return of securities loaned	22,142,978
Payable for investments purchased	1,190,953
Payable for Fund shares redeemed	661,172
Accrued management fee	530,692
Accrued Trustees' fees	7,385
Other accrued expenses and payables	490,318
Total liabilities	25,023,498
Net assets, at value	$1,043,202,578
Net Assets Consist of
Distributable earnings (loss)	328,404,710
Paid-in capital	714,797,868
Net assets, at value	$1,043,202,578
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $95,320,913.
The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Core Fund

Statement of Assets and Liabilities as of September 30, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($191,175,372 ÷ 3,707,914 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$51.56
Maximum offering price per share (100 ÷ 94.25 of $51.56)	$54.71
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($8,892,698 ÷ 220,006 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$40.42
Class R6
Net Asset Value, offering and redemption price per share ($7,973,176 ÷ 146,637 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$54.37
Class S
Net Asset Value, offering and redemption price per share ($153,825,589 ÷ 2,831,223 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$54.33
Institutional Class
Net Asset Value, offering and redemption price per share ($681,335,743 ÷ 12,546,103 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$54.31
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	11

Statement of Operations
for the year ended September 30, 2025

Investment Income
Income:
Dividends (net of foreign taxes withheld of $72,350)	$10,334,191
Income distributions — DWS Central Cash Management Government Fund	2,736,733
Affiliated securities lending income	44,947
Total income	13,115,871
Expenses:
Management fee	5,559,750
Administration fee	861,408
Services to shareholders	1,029,969
Distribution and service fees	542,738
Custodian fee	9,184
Professional fees	82,557
Reports to shareholders	89,266
Registration fees	103,682
Trustees' fees and expenses	29,756
Other	132,745
Total expenses	8,441,055
Net investment income	4,674,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	11,617,415
Foreign currency	(4,994)
11,612,421
Change in net unrealized appreciation (depreciation) on:
Investments	74,767,603
Foreign currency	1
74,767,604
Net gain (loss)	86,380,025
Net increase (decrease) in net assets resulting from operations	$91,054,841
The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Core Fund

Statements of Changes in Net Assets
	Years Ended September 30,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$4,674,816	$4,083,085
Net realized gain (loss)	11,612,421	8,755,710
Change in net unrealized appreciation (depreciation)	74,767,604	102,760,790
Net increase (decrease) in net assets resulting from operations	91,054,841	115,599,585
Distributions to shareholders:
Class A	(2,481,865)	(831,903)
Class C	(98,394)	—
Class R6	(67,720)	(23,887)
Class S	(2,282,102)	(958,586)
Institutional Class	(7,672,105)	(2,563,679)
Total distributions	(12,602,186)	(4,378,055)
Fund share transactions:
Proceeds from shares sold	370,548,912	402,689,233
Reinvestment of distributions	12,424,781	4,306,346
Payments for shares redeemed	(274,189,818)	(267,989,173)
Net increase (decrease) in net assets from Fund share transactions	108,783,875	139,006,406
Increase (decrease) in net assets	187,236,530	250,227,936
Net assets at beginning of period	855,966,048	605,738,112
Net assets at end of period	$1,043,202,578	$855,966,048

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	13

Financial Highlights
DWS Small Cap Core Fund — Class A
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$47.42	$40.59	$38.00	$44.14	$25.78
Income (loss) from investment operations:
Net investment income (loss)[a]	.15	.15	.27	(.03 )	(.07 )
Net realized and unrealized gain (loss)	4.62	6.87	2.65	(5.30)	18.48
Total from investment operations	4.77	7.02	2.92	(5.33)	18.41
Less distributions from:
Net investment income	(.21 )	(.19 )	(.02 )	—	(.05 )
Net realized gains	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.63 )	(.19 )	(.33 )	(.81 )	(.05 )
Net asset value, end of period	$51.56	$47.42	$40.59	$38.00	$44.14
Total Return (%)[b]	10.15	17.33	7.73	(12.32)	71.48 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	191	195	181	184	232
Ratio of expenses before expense reductions (%)	1.16	1.17	1.19	1.20	1.19
Ratio of expenses after expense reductions (%)	1.16	1.17	1.19	1.20	1.15
Ratio of net investment income (loss) (%)	.30	.35	.66	(.06 )	(.19 )
Portfolio turnover rate (%)	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Core Fund

DWS Small Cap Core Fund — Class C
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$37.44	$32.16	$30.39	$35.73	$21.00
Income (loss) from investment operations:
Net investment income (loss)[a]	(.18 )	(.15 )	(.04 )	(.28 )	(.30 )
Net realized and unrealized gain (loss)	3.62	5.43	2.12	(4.25)	15.03
Total from investment operations	3.44	5.28	2.08	(4.53)	14.73
Less distributions from:
Net investment income	(.04 )	—	—	—	—
Net realized gains	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.46 )	—	(.31 )	(.81 )	—
Net asset value, end of period	$40.42	$37.44	$32.16	$30.39	$35.73
Total Return (%)[b]	9.28	16.42	6.88	(13.00)	70.14 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	8	5	5	6
Ratio of expenses before expense reductions (%)	1.95	1.96	1.98	1.97	1.98
Ratio of expenses after expense reductions (%)	1.95	1.96	1.98	1.97	1.93
Ratio of net investment income (loss) (%)	(.48 )	(.44 )	(.13 )	(.83 )	(.97 )
Portfolio turnover rate (%)	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	15

DWS Small Cap Core Fund — Class R6
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$50.00	$42.79	$40.04	$46.31	$27.05
Income (loss) from investment operations:
Net investment income[a]	.36	.33	.47	.14	.06
Net realized and unrealized gain (loss)	4.84	7.25	2.76	(5.60)	19.36
Total from investment operations	5.20	7.58	3.23	(5.46)	19.42
Less distributions from:
Net investment income	(.41 )	(.37 )	(.17 )	—	(.16 )
Net realized gains	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.83 )	(.37 )	(.48 )	(.81 )	(.16 )
Net asset value, end of period	$54.37	$50.00	$42.79	$40.04	$46.31
Total Return (%)	10.52	17.77	8.11	(12.02)	71.98 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	7,973	3,985	2,733	715	417
Ratio of expenses before expense reductions (%)	.80	.81	.83	.86	.87
Ratio of expenses after expense reductions (%)	.80	.81	.83	.86	.83
Ratio of net investment income (%)	.70	.71	1.10	.31	.15
Portfolio turnover rate (%)	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Core Fund

DWS Small Cap Core Fund — Class S
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$49.95	$42.76	$40.02	$46.32	$27.05
Income (loss) from investment operations:
Net investment income[a]	.29	.28	.39	.09	.02
Net realized and unrealized gain (loss)	4.86	7.23	2.79	(5.58)	19.37
Total from investment operations	5.15	7.51	3.18	(5.49)	19.39
Less distributions from:
Net investment income	(.35 )	(.32 )	(.13 )	—	(.12 )
Net realized gains	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.77 )	(.32 )	(.44 )	(.81 )	(.12 )
Net asset value, end of period	$54.33	$49.95	$42.76	$40.02	$46.32
Total Return (%)	10.43	17.61	8.00	(12.09)	71.84 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	154	151	124	115	117
Ratio of expenses before expense reductions (%)	.90	.92	.94	.94	.95
Ratio of expenses after expense reductions (%)	.90	.92	.94	.94	.92
Ratio of net investment income (%)	.56	.60	.92	.21	.04
Portfolio turnover rate (%)	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	17

DWS Small Cap Core Fund — Institutional Class
	Years Ended September 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$49.94	$42.74	$40.00	$46.28	$27.04
Income (loss) from investment operations:
Net investment income[a]	.32	.30	.42	.11	.02
Net realized and unrealized gain (loss)	4.84	7.24	2.78	(5.58)	19.36
Total from investment operations	5.16	7.54	3.20	(5.47)	19.38
Less distributions from:
Net investment income	(.37 )	(.34 )	(.15 )	—	(.14 )
Net realized gains	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.79 )	(.34 )	(.46 )	(.81 )	(.14 )
Net asset value, end of period	$54.31	$49.94	$42.74	$40.00	$46.28
Total Return (%)	10.46	17.69	8.04	(12.07)	71.88 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	681	498	293	114	75
Ratio of expenses before expense reductions (%)	.87	.88	.90	.91	.93
Ratio of expenses after expense reductions (%)	.87	.88	.90	.91	.91
Ratio of net investment income (%)	.61	.64	.99	.25	.04
Portfolio turnover rate (%)	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Core Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Small Cap Core Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Small Cap Core Fund	|	19

Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

20	|	DWS Small Cap Core Fund

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive

DWS Small Cap Core Fund	|	21

interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended September 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of September 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of September 30, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of September 30, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$117,463,891	$—	$—	$—	$117,463,891
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$22,142,978
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$95,320,913
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to

22	|	DWS Small Cap Core Fund

regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At September 30, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$2,904,863
Undistributed long-term capital gains	$11,335,059
Net unrealized appreciation (depreciation) on investments	$314,164,787
At September 30, 2025, the aggregate cost of investments for federal income tax purposes was $747,887,120. The net unrealized appreciation for all investments based on tax cost was $314,164,787. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $327,050,416 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $12,885,629.

DWS Small Cap Core Fund	|	23

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended September 30,
	2025	2024
Distributions from ordinary income*	$5,479,139	$4,378,055
Distributions from long-term capital gains	$7,123,047	$—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain

24	|	DWS Small Cap Core Fund

options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended March 31, 2025, the Fund entered into options contracts in order to manage the risk of stock market volatility.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
There were no open purchased option contracts as of September 30, 2025. For the year ended September 30, 2025, the investment in purchased options contracts had a total value generally indicative of a range from $0 to approximately $5,208,000.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended September 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options
Equity Contracts (a)	$(1,655,799)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from investments (includes purchased options)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options
Equity Contracts (a)	$1,230,247
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options)

DWS Small Cap Core Fund	|	25

C.
Purchases and Sales of Securities
During the year ended September 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $258,220,954 and $132,516,547, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.650%
Next $250 million of such net assets	.620%
Next $500 million of such net assets	.615%
Next $4 billion of such net assets	.565%
Next $2.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.540%
Next $2.5 billion of such net assets	.530%
Over $12.5 billion of such net assets	.520%
Accordingly, for the year ended September 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.626% of the Fund’s average daily net assets.
For the period from October 1, 2024 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

26	|	DWS Small Cap Core Fund

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.25%
Class C	2.00%
Class R6	1.00%
Class S	1.00%
Institutional Class	1.00%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.23%
Class C	1.98%
Class R6	.98%
Class S	.98%
Institutional Class	.98%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended September 30, 2025, the Administration Fee was $861,408, of which $82,644 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS Small Cap Core Fund	|	27

servicing fee it receives from the Fund. For the year ended September 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2025
Class A	$71,882	$12,065
Class C	2,134	369
Class R6	1,211	216
Class S	62,454	10,502
Institutional Class	1,954	435
	$139,635	$23,587
In addition, for the year ended September 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$197,022
Class C	12,293
Class S	125,213
Institutional Class	506,637
$841,165
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended September 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2025
Class C	$62,546	$5,518
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

28	|	DWS Small Cap Core Fund

accounts the firms service. For the year ended September 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2025	Annual Rate
Class A	$459,503	$81,705.24%
Class C	20,689	4,360.25%
	$480,192	$86,065
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2025 aggregated $8,315.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended September 30, 2025, the CDSC for Class C shares aggregated $275. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended September 30, 2025, DDI received $1,234 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended September 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $909, of which $380 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

DWS Small Cap Core Fund	|	29

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2025.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	212,233	$10,334,817	311,472	$13,712,782
Class C	38,068	1,485,297	112,697	3,935,651
Class R6	106,658	5,610,138	61,565	2,857,824
Class S	401,727	20,804,341	928,181	42,921,157
Institutional Class	6,425,886	332,314,319	7,335,165	339,261,819
		$370,548,912		$402,689,233
Shares issued to shareholders in reinvestment of distributions
Class A	49,740	$2,385,132	18,025	$796,995
Class C	2,600	98,394	—	—
Class R6	1,343	67,720	514	23,887
Class S	43,846	2,211,223	19,944	927,015
Institutional Class	152,054	7,662,312	55,068	2,558,449
		$12,424,781		$4,306,346
Shares redeemed
Class A	(666,165)	$(32,716,434)	(678,331)	$(29,636,342)
Class C	(30,879)	(1,189,308)	(66,391)	(2,336,985)
Class R6	(41,064)	(2,076,624)	(46,250)	(2,154,526)
Class S	(640,166)	(33,049,399)	(822,569)	(38,259,676)
Institutional Class	(4,003,832)	(205,158,053)	(4,265,273)	(195,601,644)
		$(274,189,818)		$(267,989,173)

30	|	DWS Small Cap Core Fund

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(404,192)	$(19,996,485)	(348,834)	$(15,126,565)
Class C	9,789	394,383	46,306	1,598,666
Class R6	66,937	3,601,234	15,829	727,185
Class S	(194,593)	(10,033,835)	125,556	5,588,496
Institutional Class	2,574,108	134,818,578	3,124,960	146,218,624
		$108,783,875		$139,006,406

DWS Small Cap Core Fund	|	31

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investment Trust and Shareholders of DWS Small Cap Core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Small Cap Core Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Investment Trust (the “Trust” )), including the investment portfolio, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investment Trust) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

32	|	DWS Small Cap Core Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
November 20, 2025

DWS Small Cap Core Fund	|	33

Tax Information (Unaudited)
The Fund paid distributions of $0.42 per share from net long-term capital gains during its year ended September 30, 2025.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $12,523,000 as capital gain dividends for its year ended September 30, 2025.
For corporate shareholders, 99% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended September 30, 2025, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $5,479,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

34	|	DWS Small Cap Core Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Small Cap Core Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Small Cap Core Fund	|	35

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

36	|	DWS Small Cap Core Fund

December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

DWS Small Cap Core Fund	|	37

Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSCCF-BFE2025

38	|	DWS Small Cap Core Fund

DSCCF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/28/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/28/2025